Goodwill, Net (Tables)	6 Months Ended
Dec. 31, 2025
Goodwill, Net [Abstract]
Schedule of Goodwill and Accumulated Impairment Losses

The gross amount of goodwill and accumulated impairment losses by reporting unit as of December 31, 2024 and 2025 are as follows:

	Qingdao Maisi	Glyken Bird Nest	Total
	RMB	RMB	RMB
Gross as of June 30, 2024	-	-	-
Addition for business combination	-	-	-
Gross as of December 31, 2024	-	-	-
Accumulated impairment loss as of June 30, 2024	-	-	-
Impairment loss	-	-	-
Accumulated impairment loss as of December 31, 2024	-	-	-
Net as of June 30, 2024	-	-	-
Net as of December 31, 2024	-	-	-
	Qingdao Maisi	Glyken Bird Nest	Total
	RMB	RMB	RMB
Gross as of June 30, 2024	-	-	-
Addition for business combination	-	-	-
Gross as of December 31, 2024	-	-	-
Accumulated impairment loss as of June 30, 2024	-	-	-
Impairment loss	-	-	-
Accumulated impairment loss as of December 31, 2024	-	-	-
Net as of June 30, 2024	-	-	-
Net as of December 31, 2024	-	-	-

Gross as of June 30, 2025	-	-	-
Addition for business combination	907,877	84,962	992,839
Gross as of December 31, 2025	907,877	84,962	992,839
Accumulated impairment loss as of June 30, 2025	-	-	-
Impairment loss	-	-	-
Accumulated impairment loss as of December 31, 2025	-	-	-
Net as of June 30, 2025	-	-	-
Net as of December 31, 2025	907,877	84,962	992,839